Leases (Details) - Schedule of Lease Expenses - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Company’s Lease Expenses [Abstract]
Lease expense	$ 45,736	$ 22,929